Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Average basic shares	46,115	45,858	45,405
Stock options	42	52	56
Performance shares	254	271	260
Restricted stock units	144	110	102
Average diluted shares	46,555	46,291	45,823